Stock-Based Compensation (Transactions During Fiscal 2013-Restricted Share Awards) (Detail) (Restricted Share Awards [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 26, 2013
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted share awards outstanding at June 27, 2012, Number of Restricted Share Awards	2,217
Granted, Number of Restricted Share Awards	539
Vested, Number of Restricted Share Awards	(653)
Forfeited, Number of Restricted Share Awards	(180)
Restricted share awards outstanding at June 26, 2013, Number of Restricted Share Awards	1,923
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Restricted share awards outstanding at June 27, 2012, Weighted Average Fair Value Per Award	$ 14.86
Granted, Weighted Average Fair Value Per Award	$ 35.41
Vested, Weighted Average Fair Value Per Award	$ 11.39
Forfeited, Weighted Average Fair Value Per Award	$ 21.93
Restricted share awards outstanding at June 26, 2013, Weighted Average Fair Value Per Award	$ 21.15